Net Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Computation of Net Loss per Common Share

The following table sets forth the computation of net loss per common share (in thousands, except per share data):

	Three Months Ended March 31,
	2014	2015
Net loss	$(767)	$(7,144)
Weighted-average shares used in computing basic and diluted net loss per share	6,750,834	30,026,197

Basic and diluted net loss per share	$(0.11)	$(0.24)

The following table sets forth the computation of net loss per common share (in thousands, except per share data):

	Years Ended December 31,
	2012	2013	2014
Net loss	$(3,565)	$(7,411)	$(4,444)
Weighted-average shares used in computing basic and diluted net loss per share	6,433,819	6,612,621	19,928,003

Basic and diluted net loss per share	$(0.55)	$(1.12)	$(0.22)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following securities were excluded from the calculation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented:

	Three Months Ended March 31,
	2014	2015
Convertible preferred stock	15,510,330	—
Employee stock options	4,139,687	4,959,143
RSUs	—	1,202,313
ESPP	—	83,222
Convertible preferred stock warrants	102,161	—

Total	19,752,178	6,244,678

The following securities were excluded from the calculation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented:

	Years Ended December 31,
	2012	2013	2014
Convertible preferred stock	13,824,944	15,510,314	—
Employee stock options	3,023,803	3,695,466	5,166,223
RSUs	—	—	998,145
ESPP	—	—	123,817
Convertible preferred stock warrants	102,161	102,161	—

Total	16,950,908	19,307,941	6,288,185